Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30324-1 / D/TSW/869291.1

June 21, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2/A No. 5 Amended May 12, 2006 Your File No. 333-128995

Thank you for your letter of June 13, 2006 with your comments on the Company’s amended Registration Statement on Form SB-2/A No. 5, filed May 12, 2006. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 6, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

Summary, page 6

1.            Disclosure regarding how the software determines that a license key is valid for automated searches on Google has been inserted on pages 6, 11 and 24.

Description of Business, page 23

2.	Disclosure, including the comparison pricing table, has been updated throughout.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Management’s Discussion and Analysis, page 29

3.            Disclosure has been added regarding the loan made by Troy Mutter to the company on page 30. The promissory note evidencing the loan has been filed as an exhibit.

Executive Compensation, page 41

4.	The executive compensation table has been updated.

Undertakings

5.            The undertakings required by Item 512(a)(4) have been added. The undertakings required by Item 512(g) have not been added as Rule 430B and 430C are not being relied upon and are inapplicable.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 6. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on May 12, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President